Inventories - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Inventories.
Cost of inventories	€ 43,803	€ 61,490
Impairment losses recognized on inventories	€ 5,660	€ 3,687